Product sales and services (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Recognition of Deferred Revenue	$ 2,700	$ 1,100
Sales Revenue Goods and Services Net	11,920	$ 983	$ 560
Bloxiverz [Member]
Sales Revenue, Goods, Net	10,200
Sales Revenue, Goods, Gross	15,800
Deferred Revenue	$ 7,000